NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Weighted Average Number of Shares (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding (in shares)	48,917	48,954	49,833	54,844	55,657	56,673	59,198	60,225	50,638	57,895	63,072
Weighted Average Number Diluted Shares Outstanding Adjustment									612	789	1,332
Diluted weighted average shares outstanding (in shares)	49,435	49,506	50,480	55,576	56,394	57,407	59,899	61,208	51,250	58,684	64,404
Stock options and restricted share awards outstanding excluded from dilutive earnings per share									973	550	119
Restricted Share Award
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									420	473	763
Employee Stock Option [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									192	316	569